Shareholder Report, Holdings (Details)	Mar. 31, 2026
Neiman Large Cap Value Fund | No-Load Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.81%
Neiman Large Cap Value Fund | No-Load Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.37%
Neiman Large Cap Value Fund | No-Load Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.56%
Neiman Large Cap Value Fund | No-Load Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.29%
Neiman Large Cap Value Fund | No-Load Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Neiman Large Cap Value Fund | No-Load Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Neiman Large Cap Value Fund | No-Load Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
Neiman Large Cap Value Fund | No-Load Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Neiman Large Cap Value Fund | No-Load Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Neiman Large Cap Value Fund | No-Load Shares | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Neiman Large Cap Value Fund | No-Load Shares | Goldman Sachs Financial Square Government Fund
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Neiman Large Cap Value Fund | No-Load Shares | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Neiman Large Cap Value Fund | No-Load Shares | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Neiman Large Cap Value Fund | No-Load Shares | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Neiman Large Cap Value Fund | No-Load Shares | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Neiman Large Cap Value Fund | No-Load Shares | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Neiman Large Cap Value Fund | No-Load Shares | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Neiman Large Cap Value Fund | No-Load Shares | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Neiman Large Cap Value Fund | No-Load Shares | Sempra Energy
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Neiman Large Cap Value Fund | No-Load Shares | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Neiman Large Cap Value Fund | Class A Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.81%
Neiman Large Cap Value Fund | Class A Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.37%
Neiman Large Cap Value Fund | Class A Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.56%
Neiman Large Cap Value Fund | Class A Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.29%
Neiman Large Cap Value Fund | Class A Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Neiman Large Cap Value Fund | Class A Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Neiman Large Cap Value Fund | Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
Neiman Large Cap Value Fund | Class A Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Neiman Large Cap Value Fund | Class A Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Neiman Large Cap Value Fund | Class A Shares | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Neiman Large Cap Value Fund | Class A Shares | Goldman Sachs Financial Square Government Fund
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Neiman Large Cap Value Fund | Class A Shares | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Neiman Large Cap Value Fund | Class A Shares | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Neiman Large Cap Value Fund | Class A Shares | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Neiman Large Cap Value Fund | Class A Shares | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Neiman Large Cap Value Fund | Class A Shares | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Neiman Large Cap Value Fund | Class A Shares | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Neiman Large Cap Value Fund | Class A Shares | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Neiman Large Cap Value Fund | Class A Shares | Sempra Energy
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Neiman Large Cap Value Fund | Class A Shares | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.95%